Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

22.Subsequent events

Subsequent to December 31, 2025, the Company:

(a)	Received cash proceeds of $4,966,237 from the exercise of 4,045,000 stock options.
(b)	Received cash proceeds of $1,024,095 from the exercise of 357,422 warrants.
(c)	Entered into an employment agreement with Dr. Adam Rogers, under which he was appointed President and Chief Executive Officer of both NervGen US Inc. and NervGen Pharma Corp., with terms including a US$350,000 annual base salary, participation in incentive and benefits programs, and equity awards consisting of stock options, fully vested shares, and performance-based restricted stock units.
(d)	Announced that its Common Shares will be voluntarily delisted from the TSX-V effective March 16, 2026. Concurrently, the Company’s ATM Program was terminated on March 12, 2026. Through March 12, 2026, we issued and sold 949,945 Common Shares under the ATM Program at a weighted average price of $2.92 per Common Share, for aggregate gross proceeds of $2,775,746. We also paid cash placement fees of $55,515 to the Agent resulting in aggregate net proceeds of $2,720,230.
(e)	Entered into an employment agreement with Dr. Keith Vendola on April 27, 2026, under which he was appointed Chief Financial Officer of the Company with terms including a US$515,000 annual base salary, participation in incentive and benefits programs, and equity awards consisting of stock options, fully vested shares, and performance-based restricted stock units.
(f)	Closed a public offering of 24,000,000 units at a price of US$2.50 per unit for aggregate gross proceeds of US$60.0 million (approximately $82.9 million) on May 22, 2026. Each unit consisted of one Common Share and one Common Share purchase warrant. Each whole warrant is exercisable into one Common Share at a price of US$3.68 until May 22, 2031. The Company paid cash commissions of $4,972,478 to the underwriters and incurred $826,671 in other share issue costs.
(g)	Filed a prospectus supplement on July 2, 2026 that, together with the Base Shelf, qualified the distribution of up to US$50.0 million in Common Shares, under an at-the-market equity program that allows the Company to issue and sell Common Shares to the public from time to time through an agent, at the Company’s discretion and subject to regulatory requirements.